LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

14.	LOSS PER SHARE

	2025	2024	2023
Numerator
Net loss	$(62,963,213)	$(56,695,823)	$(20,267,365)

Denominator
Weighted average number of common shares outstanding	93,156,184	60,246,653	40,099,752
Weighted average number of common shares outstanding - diluted	93,156,184	60,246,653	40,099,752
Basic and diluted loss per share	$(0.68)	$(0.94)	$(0.51)

The effect of common share purchase options and warrants on the net loss in 2025, 2024 and 2023 is not reflected as they are anti-dilutive.